Note 13 - AR Facility (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Apr. 12, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Facility, Maximum Borrowing Capacity	$ 125,000
Accounts Receivable Facility, Term	364 days
Accounts Receivable Facility, Outstanding		$ 124,963
Servicing Liability at Amortized Cost, Balance, Ending Balance		0
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized		996,110
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount		810,326
Accounts Receivable Facility, Principal on Trade Accounts Receivable, Net of Allowance		117,591
Accounts Receivable Facility, Outstanding Princpal on Contract Assets		78,407
Fair Value Adjustment of Deferred Purchase Price		465
Non-cash Investing Activities, Deferred Purchase Price		$ 97,972